Grant Date and Settlement Date Fair Value of Liability Awards (Parenthetical) (Detail)	Jul. 30, 2010 Dragon Joyce Group	Oct. 28, 2011 OWX Holding	Oct. 29, 2011 3GUU Group	Jan. 03, 2011 3GUU Group
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option to purchase equity interest	0.724%	2.198%	0.61%	0.61%